Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Disclosure of transactions between related parties
The following table sets forth information regarding our directors and executive officers for the years ended December 31, 2020, 2021 and 2022.

	For the year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Short-term employee benefits	1,056	2,692	2,694
Share-based compensation	—	—	123,383

	1,056	2,692	126,077